Earnings (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (Loss) Per Share
Basic income (loss) attributable to holders of common shares	$ 369	$ (18,553)	$ 112,276
Effect of dilutive securities:
Diluted income (loss)	$ 369	$ (18,553)	$ 112,276
Weighted average number of common shares outstanding - basic	12,554,801	12,543,271	12,534,801
Effect of dilutive securities:
Options	0	0	0
Weighted average number of common shares outstanding - diluted	12,554,801	12,543,271	12,534,801
Earnings (loss) per share - basic and diluted	$ 0.03	$ (1.48)	$ 8.96